Inventories (Details Narrative) - USD ($)		6 Months Ended		11 Months Ended	12 Months Ended
	Feb. 06, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total consideration				$ 1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Cost of inventories					$ 833,774	$ 916,761
Total consideration					$ 2,317,209
Alps Global Holding Berhad [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	57,524,504
Alps Global Holding Berhad [Member] | Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage					30.00%	30.00%
Alps Global Holding Berhad [Member] | Vax Biotech Sdn Bhd [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased						3,000
Share price						$ 0.2246
Total consideration						$ 674
Alps Global Holding Berhad [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage	40.50%				40.50%
Alps Global Holding Berhad [Member] | Cilo Cybin Holdings Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	28,762,252
Share price	$ 0.90
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Cost of inventories		$ 252,992	$ 348,693
Total consideration			$ 786,853
Alps Life Science Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	57,524,504
Alps Life Science Inc [Member] | Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage		30.00%	30.00%
Alps Life Science Inc [Member] | Vax Biotech Sdn Bhd [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased						3,000
Share price						$ 0.2246
Total consideration						$ 674
Alps Life Science Inc [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage	40.50%	40.50%
Alps Life Science Inc [Member] | Cilo Cybin Holdings Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	28,762,252
Share price	$ 0.90